Debt	12 Months Ended
Dec. 31, 2023
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2023 published in the Official Gazette of the Federation on November 14, 2022, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 27,068,400 and an external net debt up to U.S.$142,200. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to December 31, 2023, PEMEX participated in the following financing activities:
•On January 13, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in January 2024.
•On January 23, 2023, Petróleos Mexicanos amended the maturity and interest rate of a credit contract of U.S.$750,000, to an interest floating rate linked to 90-day SOFR plus 350 basis points plus and adjustment for the change in the reference to 26 basis points, maturing in July 2024.
•On January 31, 2023, Petróleos Mexicanos issued U.S.$2,000,000 of its 10.00% Notes due 2033 under its U.S.$125,000,000 Medium-Term Notes Program, Series C. All debt securities under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On February 17, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$11,362 bearing interest at a floating rate linked to 30-day SOFR plus 175 basis points, maturing in February 2024.

•On February 24, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.250,000 bearing interest at a floating rate linked to 28-day TIIE plus 235 basis points, maturing in February 2024.

•On February 24, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 360 basis points, maturing in February 2024.

•On February 28, 2023, Petróleos Mexicanos entered into a new term loan credit facility for U.S.$150,000, bearing interest at a floating rate linked to 90-day SOFR plus 450 basis points, maturing in February 2025.

•On March 13, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$200,000 bearing interest at a fixed rate of 10.375%, maturing in March 2033.

•On March 16, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$537,500 bearing interest at a fixed rate of 10.375%, maturing in March 2033.

•On March 28, 2023, Petróleos Mexicanos obtained Ps.9,225,000 related to the monetization of Government Bonds, maturing in February 2024.
•On May 24, 2023, Petróleos Mexicanos entered into a credit line of Ps. 19,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 200 basis points, maturing in May 2024.
•On August 18, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 5,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in August 2024.
•On August 28, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 2,000,000 bearing interest rate linked to 28-day TIIE plus 230 basis points, maturing in February 2024.
•On September 13, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in September 2024.
•On October 23, 2023, Petróleos Mexicanos entered into a new term loan credit facility of U.S.$158,000, bearing interest at a floating rate linked to 90-day SOFR plus a variable margin between 375 and 575 basis points determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, maturing in April 2025.
•On October 25, 2023, Petróleos Mexicanos entered into a new term loan credit facility of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 230 basis points, maturing in April 2024.
•On October 30, 2023, Petróleos Mexicanos completed the exchange of notes previously issued under Rule 144A and under Regulation S for SEC-registered notes. The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes:

Security	Issuer	Guarantors	Principal amount outstanding U.S.$
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663
•On November 29, 2023, Petróleos Mexicanos entered into a new term loan credit facility of U.S.$500,000, bearing interest at a floating rate linked to 90-day SOFR plus 300 basis points, maturing in March 2024.
•On November 30, 2023, Petróleos Mexicanos, entered into a new revolving credit facility of Ps.2,256,000 bearing interest at a floating rate linked to TIIE-28 plus a variable margin of 310 basis points, maturing in November 2024.
•On November 30, 2023, PMI Trading as borrower and Petróleos Mexicanos, as guarantor, entered into a new revolving credit line of U.S.$500,000, bearing interest at a floating rate linked to 90-day SOFR plus 300 basis points, maturing in March 2024.
•On November 30, 2023, Petróleos Mexicanos, entered into an amended and restated dual tranche term loan credit facility of U.S.$2,218,750, bearing interest at a floating rate linked to 30-day SOFR plus a variable margin between 235 and 300 basis points for Tranche A and between 375 and 575 basis points for Tranche B, respectively, in each case determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, with Tranche A maturing in June 2024 and Tranche B maturing in November 2026.
•On November 30, 2023, Petróleos Mexicanos entered into an amended and restated dual tranche revolving credit facility of U.S.$4,572,416, bearing interest at a floating rate linked to 30-day SOFR plus a variable margin between 235 and 300 basis points for Tranche A and between 375 and 575 basis points for Tranche B, respectively, in each case determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, with Tranche A maturing in June 2024 and Tranche B maturing in November 2026.
•On November 30, 2023, PMI Trading, as borrower and Petróleos Mexicanos, as guarantor, entered into a new revolving credit line of U.S.$1,500,000, bearing interest at a floating rate linked to 30-day SOFR plus a variable margin between 375 and 575 basis points determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, maturing in November 2026.
•On December 21, 2023, Petróleos Mexicanos entered into a new revolving credit facility of Ps. 1,700,000, bearing interest at a floating rate linked to 28-day TIIE-plus a variable margin of 230 basis points, maturing in June 2024.

•On December 26, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 255 basis points, maturing in March 2024.
•On December 28, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,500,000 bearing interest at a floating rate linked to 28-day TIIE plus 255 basis points, maturing in March 2024.
All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

As of December 31, 2023, PEMEX had U.S.$6,966,000 and Ps. 20,500,000 in credit lines in order to provide liquidity. As of December 31, 2023, U.S.$230,000 are available and the credit lines in pesos are fully drawn.
As of December 31, 2022, the outstanding amount under PMI Trading's revolving credit line was U.S.$162,866. From January 1 to December 31, 2023, PMI Trading obtained U.S.$1,411,629 from its revolving credit line and repaid U.S.$913,282. As of December 31, 2023, the outstanding amount under this revolving credit line was U.S.$661,213 and the available amount was U.S.$63,787.
The Federal Revenue Law applicable to PEMEX as of January 1, 2022 published in the Official Gazette of the Federation on November 12, 2021, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 27,242,000 and an external net debt up to U.S.$1,860,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to December 31, 2022, PEMEX participated in the following financing activities:
•On February 25, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 250,000, bearing an interest rate linked to 28-day Interbank Equilibrium Interest Rate ("TIIE") plus 235 basis points, maturing in February 2023.
•On March 28, 2022, Petróleos Mexicanos entered into a term loan credit facility in the amount of U.S.$ 75,000 due January 2023, at a floating rate linked to SOFR plus 245 basis points.

•On March 30, 2022, Petróleos Mexicanos completed the exchange of notes previously issued under Rule 144A and under Regulation S for SEC-registered notes. The following table sets forth the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes.

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836

6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842
•On April 18, 2022, Petróleos Mexicanos renewed a promissory note for Ps. 4,000,000, originally issued in October 2021, bearing interest at a floating rate linked to the 28-day TIIE plus 315 basis points, maturing in January 2023.

•On April 26, 2022, Petróleos Mexicanos obtained Ps. 10,000,000 related to the Government Bonds monetization due February 2024.

•On April 29, 2022, Petróleos Mexicanos increased a credit line to U.S.$450,000, bearing interest at a floating rate linked to 90-day SOFR plus 345 basis points due October 2023.

•On May 18, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 500,000 bearing interest at a floating rate linked to 28-day TIIE plus 250 basis points, maturing in May 2023.

•On May 31, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in December 2021, for Ps. 3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 330 basis points, maturing in February 2023.

•On May 31, 2022, Petróleos Mexicanos launched a U.S.$1,984,689 invoice refinancing liability management transaction under which certain suppliers and contractors were given the opportunity to exchange outstanding invoices due from PEMEX and its productive subsidiaries for global 8.750% notes due June 2029.

•On June 15, 2022, Petróleos Mexicanos renewed two promissory notes, originally issued in December 2021 and January 2022, respectively, for Ps. 2,000,000, each one, bearing interest at a floating rate linked to 28-day TIIE plus 330 basis points, maturing in March 2023.

•On June 17, 2022, Petróleos Mexicanos renewed a short-term credit, originally issued in September 2021, for U.S.$500,000 bearing interest at a floating rate linked to 217-day SOFR plus 200 basis points, maturing in January 2023.

•On August 19, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in February 2022 for the principal amount of Ps. 5,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in August 2023.

•On August 23, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in February 2022 for the principal amount of U.S.$11,362, bearing interest at a floating rate linked to 30-day SOFR plus 175 basis points, maturing in February 2023.

•On September 13, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in January 2021, for Ps. 4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in September 2023.

•On October 7, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,500,000, bearing interest at a floating rate linked to 28-day TIIE plus 195 basis points, maturing in April 2023.

•On October 17, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 195 basis points, maturing in April 2023.

•On October 26, 2022, Petróleos Mexicanos completed the exchange of notes previously issued under Rule 144A and under Regulation S for SEC-registered notes. The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes.

Security	Issuer	Guarantors	Principal amount outstanding U.S.$

8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,984,688

•On October 28, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 500,000, bearing interest at a floating rate linked to 28-day TIIE plus 225 basis points, maturing in April 2023.

•On November 9, 2022, Petróleos Mexicanos subscribed a revolving credit line for the amount of Ps. 15,500,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in November 2025. On November 28, 2022 Petróleos Mexicanos issued an amendment to increase the amount to Ps. 20,500,000.

•On November 14, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,300,000, bearing interest at a floating rate linked to 91-day TIIE plus 280 basis points, maturing in February 2023.

•On December 21, 2022, Petróleos Mexicanos subscribed a revolving credit line for the amount of U.S.$ 150,000, bearing interest at a floating rate linked to 90-day SOFR plus 295 basis points, maturing in June 2023.

•On December 29, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 2,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 235 basis points, maturing in March 2023.
As of December 31, 2022, PEMEX had U.S.$7,664,000 and Ps. 29,500,000 in available credit lines in order to provide liquidity, which are fully drawn.
All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
As of December 31, 2022, the outstanding amount related to the factoring arrangement to support its suppliers amounted Ps. 18,447,086 (including U.S.$104,599) with maturities of 180 days linked to TIIE and CETES plus 160 and 280 basis points.
As of December 31, 2021, the outstanding amount under PMI Trading's revolving credit line was U.S.$202,547. From January 1 to December 31, 2022, PMI Trading obtained U.S.$1,736,218 from its revolving credit line and repaid U.S.$1,775,899. As of December 31, 2022, the outstanding amount under this revolving credit line was U.S.$162,866 and the available amount was U.S.$62,134.
Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:
•The sale of substantial assets essential for the continued operations of its business.
•The incurrence of liens against its assets.
•Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.
As of December 31, 2023 and 2022 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.
As of December 31, 2023 and 2022, debt was as follows:

			2023 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.29% to 10.00%, SOFR plus 0.61% to 0.69%	Various to 2060	1,006,968,611		U.S.$	59,506,477
Project financing	SOFR plus 0.87% to 1.38%	Various to 2031	10,236,528		604,924
Direct loans	Fixed from 5.25% to 10.375%, SOFR plus 1.75% to 4.54%	Various to 2031	49,809,345		2,943,467
Syndicated loans	SOFR plus 3.10% to 4.85%	Various to 2026	38,391,788		2,268,750
Revolving credit lines	SOFR plus 3.00% to 4.85%, and Fed effective 1.55%	2024	124,622,592		7,364,531
Financing of Infrastructure asset	Fixed from 8.38% and 8.89%	Various to 2036	19,167,740		1,132,711
Plus Factoring	SOFR plus 3.15%	2024	988,038		58,388
Total financing in U.S. dollars			1,250,184,642		U.S.$	73,879,248
Euros
Bonds	Fixed from 2.75% to 5.50%	Various to 2030	144,474,240			€7,727,424
Japanese yen
Bonds	Fixed from 0.54%	Various to 2026	9,590,744			¥79,922,867
Pesos
Certificados bursátiles	TIIE plus 1.00% and fixed from 7.19% to 7.47%	Various to 2026	93,772,673
Direct loans	TIIE plus 0.85% to 4.10%	Various to 2029	99,788,829
Plus Factoring	TIIE plus 2.80% and CETES plus 1.60% to 2.65%	2024	14,900,129
Syndicated loans	TIIE plus 0.95%	Various to 2025	5,400,000
Revolving credit lines	TIIE plus 4.25%	2024	20,500,000
Monetization of Mexican Government Bonds	Fixed from 9.50% to 9.70%	2024	68,741,484
Total financing in pesos			303,103,115
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	39,871,129
Other currencies
Bonds	Fixed from 3.75%	Various to 2025	9,680,517
Total principal in pesos (C)			1,756,904,387
Plus:
Accrued interest			37,565,970
Total principal and interest			1,794,470,357
Less:
Short-term maturities			439,655,624
Accrued interest			37,565,970
Total short-term debt and current portion of long-term debt			477,221,594
Long-term debt			Ps.	1,317,248,763

			2022 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.29% to 9.50%, SOFR plus 2.20% to 3.00% and LIBOR plus 0.35% to 0.43%	Various to 2060	1,164,663,984		U.S.$	59,990,007
Project financing	Fixed from 2.96% and LIBOR plus 0.45% to 1.38%	Various to 2031	21,706,959		1,118,091
Direct loans	Fixed from 5.25%, LIBOR plus 1.75% to 3.50%	Various to 2031	58,490,408		3,012,749
Syndicated loans	LIBOR plus 2.35%	Various to 2024	48,535,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	2023	66,239		3,412
Revolving credit lines	SOFR plus 3.00%, LIBOR plus 3.58% and 3.75% and Fed effective plus 1.55%	2023	151,646,707		7,811,083
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	23,896,275		1,230,859
Plus Factoring	SOFR plus 3.15%	2023	2,030,718		104,599
Total financing in U.S. dollars			1,471,037,040		U.S.$	75,770,800
Euros
Bonds	Fixed from 2.75% to 5.50% EURIBOR plus 2.40%	Various to 2030	192,131,988			€9,278,018
Direct loans	Fixed at 5.11%	Various to 2023	10,354,150		500,000
Total financing in Euros			202,486,138			€9,778,018
Japanese yen
Bonds	Fixed from 0.54% to 3.50%	Various to 2026	16,157,618			¥109,915,769
Pesos
Certificados bursátiles	TIIE plus 1.00% and fixed from 7.19% to 7.47%	Various to 2026	93,536,610
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 3.65%	Various to 2029	56,802,606
Plus Factoring	TIIE plus 2.55% to 2.80% and CETES plus 1.60% to 2.50%	2023	16,416,368
Syndicated loans	TIIE plus 0.95%	Various to 2025	10,200,000
Revolving credit lines	TIIE plus 1.50% to 3.50%	Various to 2023	29,500,000
Monetization of Mexican Government Bonds	Fixed from 9.08200%	Various to 2024	99,739,938
Total financing in pesos			306,195,522
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	38,085,401
Other currencies
Bonds	Fixed from 1.75% and 3.75%	Various to 2025	18,138,980
Total principal in pesos (C)			2,052,100,699
Plus:
Accrued interest			39,363,297
Total principal and interest			2,091,463,996
Less:
Short-term maturities			426,584,386
Accrued interest			39,363,297
Total short-term debt and current portion of long-term debt			465,947,683
Long-term debt			Ps.	1,625,516,313
A.As of December 31, 2023 and 2022, interest rates were as follows: one week SOFR of 5.38% and 4.30%, three month SOFR of 5.33140% and 4.58745%, three month EURIBOR of 3.909% and 2.132%, TIIE rate of 11.5035% and 10.7605%, respectively, for 28 days; TIIE rate of 11.475% and 10.975%, respectively, for 91 days; and TIIE rate of 11.423% and 11.080%, respectively, for 182 days. As of December 31, 2022, three month LIBOR of 4.76720%, six month LIBOR of 5.13886%, 12 month LIBOR of 5.48214%.
B.As of December 31, 2023 and 2022, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2023	2022
U.S. dollar	16.9220	19.4143
Japanese yen	0.1200	0.1470
Pounds sterling	21.5646	23.3496
Euro	18.6963	20.7083
Swiss francs	20.1101	20.9791